ROPES & GRAY LLP
1211 AVENUE OF THE AMERICAS
NEW YORK, NY 10036-8704
WWW.ROPESGRAY.COM

December 20, 2016	Matthew C. Micklavzina
T +1 212 841 8849
matthew.micklavzina@ropesgray.com

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:	Schroder Series Trust (File Nos. 033-65632 and 811-07840)
Schroder Global Series Trust (File Nos. 333-105659 and 811-21364)

Ladies and Gentlemen:

On behalf of Schroder Series Trust and Schroder Global Series Trust (the “Trusts”), we are filing, pursuant to Section 14(a) of the Securities Exchange Act of 1934, as amended, a Preliminary Proxy Statement on Schedule 14A (the “Proxy Statement”) and related forms of proxy for use in connection with a meeting of shareholders of the Trusts.

The meeting of shareholders is scheduled to be held on February 2, 2017 and is being called for the purposes described in the Form of Notice of a Joint Special Meeting of Shareholders filed herewith. Definitive versions of the Proxy materials are expected to be made available to shareholders beginning on or about January 9, 2017.

Any questions or comments with respect to the enclosed materials should be directed to the undersigned at (212) 841-8849. Thank you for your attention in this matter.

Very truly yours,

/s/ Matthew C. Micklavzina, Esq.

Matthew C. Micklavzina, Esq.